Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities at undiscounted amounts - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amount [Member]
Non-derivative financial liabilities
Trade payables	$ 498	$ 39
Other payables	1,228	558
Contractual cash flows [Member]
Non-derivative financial liabilities
Trade payables	498	39
Other payables	1,228	558
6 months or less [Member]
Non-derivative financial liabilities
Trade payables	498	39
Other payables	$ 1,228	$ 558